Related party transactions (Details) - Schedule of accounts payable – related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Nature
Total	$ 28,727	$ 1,665
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company
Nature
Total		$ 1,665
Zhongcang Warehouse Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	An 18% subsidiary of the VIE of the Company
Nature	Payable for storage fees
Total	$ 28,727